As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  April 30, 2015

Date of reporting period:  January 31, 2015

Item 1. Schedules of Investments.

Logan Capital Large Cap Growth Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 98.1%
Consumer Discretionary - 23.5%
Amazon.com, Inc. (a)	1,301	$461,243
BorgWarner, Inc.	3,814	205,994
Chipotle Mexican Grill, Inc. (a)	444	315,169
Hanesbrands, Inc.	1,710	190,460
Home Depot, Inc.	4,292	448,171
Netflix, Inc. (a)	1,106	488,631
Nike, Inc.	3,085	284,591
Polaris Industries, Inc.	3,148	455,169
Starbucks Corp.	5,560	486,667
The Priceline Group, Inc. (a)	541	546,129
Tiffany & Co.	3,110	269,450
TripAdvisor, Inc. (a)	2,917	195,468
Wynn Resorts Ltd.	1,701	251,663
		4,598,805
Consumer Staples - 5.2%
Estee Lauder Companies, Inc.	6,193	437,164
Monster Beverage Corp. (a)	4,896	572,587
		1,009,751
Energy - 0.8%
Halliburton Co.	3,963	158,480

Financials - 1.9%
CBRE Group, Inc. (a)	11,609	375,435

Health Care - 12.4%
Agilent Technologies, Inc.	5,416	204,562
AmerisourceBergen Corp.	5,843	555,377
Celgene Corp. (a)	4,335	516,559
Mettler-Toledo International, Inc. (a)	1,160	352,582
Perrigo Co. PLC (c)	2,829	429,273
Waters Corp. (a)	3,072	365,722
		2,424,075
Industrials - 15.0%
Acuity Brands, Inc.	2,071	310,422
Cummins, Inc.	3,646	508,471
Flowserve Corp.	4,353	237,195
Middleby Corp. (a)	3,090	293,612
Precision Castparts Corp.	2,439	488,044
Robert Half International, Inc.	5,497	319,156
Stericycle, Inc. (a)	2,062	270,720
United Continental Holdings, Inc. (a)	4,207	291,840
United Rentals, Inc. (a)	2,580	213,753
2,933,213

	Information Technology - 34.7%
	Alliance Data Systems Corp. (a)	1,362	393,386
	Amphenol Corp.	12,866	691,033
	Apple, Inc.	8,984	1,052,565
	Avago Technologies Ltd.	5,161	530,964
	Citrix Systems, Inc. (a)	3,002	177,898
	Cognizant Technology Solutions - Class A (a)	7,997	432,878
	Facebook, Inc. (a)	3,590	272,517
	F5 Networks, Inc. (a)	2,311	257,954
	Fleetcor Technologies, Inc. (a)	3,029	425,575
	Google, Inc. - Class A (a)	417	224,158
	Google, Inc. - Class C (a)	417	222,895
	Keysight Technologies, Inc. (a)	2,708	90,420
	Mastercard, Inc.	7,719	633,189
	Micron Technology, Inc. (a)	5,666	165,816
	NCR Corp. (a)	8,858	224,993
	NXP Semiconductors NV (a)(c)	8,078	640,909
	3D Systems Corp. (a)	6,592	191,695
	Trimble Navigation Ltd. (a)	6,655	158,655
			6,787,500
	Materials - 4.6%
	Airgas, Inc.	2,475	278,784
	Sherwin-Williams Co.	2,259	612,799
			891,583
	TOTAL COMMON STOCKS (Cost $15,171,668)		19,178,842

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUNDS - 2.4%
	Fidelity Government Portfolio - Class I, 0.01% (b)	473,496	473,496
	TOTAL SHORT-TERM INVESTMENTS (Cost $473,496) - 2.4%		473,496
	TOTAL INVESTMENTS (Cost $15,645,164) - 100.5%		19,652,338
	Liabilities in Excess of Other Assets - (0.5)%		(92,358)
	TOTAL NET ASSETS - 100.00%		$19,559,980

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of January 31, 2015.
(c)	U.S. traded security of a foreign issuer or corporation.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
	Fund Services, LLC.

Logan Capital Long/Short Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 103.5%
Consumer Discretionary - 21.3%
DIRECTV (a)(d)	2,083	$177,638
Ford Motor Co. (d)	25,371	373,207
Home Depot, Inc. (d)	1,627	169,891
McDonald's Corp. (d)	4,072	376,415
Nike, Inc. (d)	1,935	178,504
Scripps Networks Interactive, Inc. - Class A (d)	1,205	85,663
Starbucks Corp. (d)	1,373	120,179
The Priceline Group, Inc. (a)(d)	146	147,384
Tractor Supply Co. (d)	2,027	164,532
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	903	119,142
		1,912,555
Consumer Staples - 5.6%
Philip Morris International, Inc. (d)	4,610	369,906
WhiteWave Foods Co. (a)(d)	3,946	130,100
		500,006
Energy - 8.5%
Chevron Corp. (d)	3,417	350,345
FMC Technologies, Inc. (a)(d)	1,830	68,588
Royal Dutch Shell PLC - ADR (c)(d)	5,414	346,442
		765,375
Financials - 4.6%
CBRE Group, Inc. (a)(d)	6,131	198,277
McGraw Hill Financial, Inc. (d)	963	86,131
T. Rowe Price Group, Inc. (d)	1,665	131,069
		415,477
Health Care - 13.4%
Actavis PLC (a)(c)(d)	600	159,924
Biogen Idec, Inc. (a)(d)	428	166,560
Gilead Sciences, Inc. (a)(d)	1,521	159,447
GlaxoSmithKline PLC - ADR (c)(d)	5,417	238,348
Merck & Co., Inc. (d)	4,004	241,361
Pfizer, Inc. (d)	7,454	232,938
		1,198,578
Industrials - 15.0%
CSX Corp. (d)	4,146	138,062
Cummins, Inc. (d)	1,040	145,038
General Electric Co. (d)	14,873	355,316
Hertz Global Holdings, Inc. (a)(d)	5,908	121,232
Middleby Corp. (a)(d)	2,112	200,682
United Continental Holdings, Inc. (a)(d)	2,106	146,093
United Rentals, Inc. (a)(d)	1,192	98,757
Wabtec Corp. (d)	1,723	143,784
		1,348,964

	Information Technology - 22.1%
	Alliance Data Systems Corp. (a)(d)	491	141,816
	Apple, Inc. (d)	2,212	259,158
	Avago Technologies Ltd. (d)	2,232	229,628
	Cognizant Technology Solutions - Class A (a)(d)	2,675	144,798
	Facebook, Inc. (a)(d)	2,139	162,372
	F5 Networks, Inc. (a)(d)	1,310	146,222
	Fiserv, Inc. (a)(d)	2,648	192,059
	Google, Inc. - Class A (a)(d)	114	61,281
	Google, Inc. - Class C (a)(d)	114	60,935
	Mastercard, Inc. (d)	2,139	175,462
	NXP Semiconductors NV (a)(c)(d)	3,305	262,219
	Oracle Corp. (d)	3,433	143,808
			1,979,758
	Materials - 8.8%
	Airgas, Inc. (d)	1,148	129,311
	Dow Chemical Co. (d)	8,396	379,163
	Ecolab, Inc. (d)	924	95,884
	Sherwin-Williams Co. (d)	689	186,905
			791,263
	Telecommunication Services - 4.2%
	AT&T, Inc. (d)	11,301	372,029
			372,029
	TOTAL COMMON STOCKS (Cost $8,245,654)		9,284,005

	EXCHANGE-TRADED FUNDS - 8.9%
	SPDR S&P 500 ETF (d)	4,000	797,880
	TOTAL EXCHANGE-TRADED FUNDS (Cost $822,710)		797,880

	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUNDS - 2.2%
	Fidelity Government Portfolio - Class I, 0.01% (b)(d)	195,278	195,278
	TOTAL SHORT-TERM INVESTMENTS (Cost $195,278) - 2.2%		195,278
	TOTAL INVESTMENTS (Cost $9,263,642) - 114.6%		10,277,163
	Liabilities in Excess of Other Assets - (14.6)%		(1,306,170)
	TOTAL NET ASSETS - 100.00%		$8,970,993

	Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of January 31, 2015.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	All or a portion of the security has been segregated for open short positions.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
	Fund Services, LLC.

Logan Capital Long/Short Fund
Schedule of Securities Sold Short
January 31, 2015 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 24.2%
Consumer Discretionary - 12.4%
Bed Bath & Beyond, Inc.	2,500	$186,925
Cabela's, Inc.	3,500	192,325
Hibbett Sports, Inc.	3,650	171,696
Lumber Liquidators Holdings, Inc.	2,500	157,875
Michael Kors Holdings Ltd. (a)	500	35,395
Regis Corp.	10,000	157,500
Tile Shop Holdings, Inc.	4,100	33,292
Urban Outfitters, Inc.	5,000	174,300
		1,109,308
Consumer Staples - 7.4%
Coca-Cola Enterprises, Inc.	3,825	161,033
J.M. Smucker Co.	1,500	154,725
Lancaster Colony Corp.	1,700	152,881
Medifast, Inc.	6,200	196,478
		665,117
Health Care - 4.4%
Athenahealth, Inc.	1,500	209,565
St. Jude Medical, Inc.	2,800	184,436
		394,001
TOTAL SECURITIES SOLD SHORT (Proceeds $2,127,348) - 24.2%		$2,168,426

U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows:

	Logan Capital	Logan Capital
	Large Cap Growth*	Long/Short*

Cost of investments	$15,645,164	$9,291,491
Gross unrealized appreciation	4,555,506	1,356,634
Gross unrealized depreciation	(548,332)	(370,962)
Net unrealized appreciation	$4,007,174	$985,672

*The above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2015 (Unaudited)
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the
Board of Trustees. Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Large Cap Growth Fund's securities as of January 31, 2015:

Logan Capital Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,598,805	$-	$-	$4,598,805
Consumer Staples	1,009,751	-	-	1,009,751
Energy	158,480	-	-	158,480
Financials	375,435	-	-	375,435
Health Care	2,424,075	-	-	2,424,075
Industrials	2,933,213	-	-	2,933,213
Information Technology	6,787,500	-	-	6,787,500
Materials	891,583	-	-	891,583
Total Common Stocks	19,178,842	-	-	19,178,842
Short-Term Investments	473,496	-	-	473,496
Total Investments in Securities	$19,652,338	$-	$-	$19,652,338

The following is a summary of the fair valuation hierarchy of the Long/Short Fund's securities as of January 31, 2015:

Logan Capital Long/Short Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,912,555	$-	$-	$1,912,555
Consumer Staples	500,006	-	-	500,006
Energy	765,375	-	-	765,375
Financials	415,477	-	-	415,477
Health Care	1,198,578	-	-	1,198,578
Industrials	1,348,964	-	-	1,348,964
Information Technology	1,979,758	-	-	1,979,758
Materials	791,263	-	-	791,263
Telecommunication Services	372,029	-	-	372,029
Total Common Stocks	9,284,005	-	-	9,284,005
Exchange-Traded Funds	797,880	-	-	797,880
Short-Term Investments	195,278	-	-	195,278
Total Investments in Securities	$10,277,163	$-	$-	$10,277,163
Total Securities Sold Short	$2,168,426	$-	$-	$2,168,426

Refer to the Funds' Schedules of Investments for a detailed breakout of common stocks by industry classification. Transfers between levels are recognized at January 31, 2015, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no level 3 securities held in the Funds during the period ended January 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date 3/5/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/   Douglas G. Hess
                                        Douglas G. Hess, President

Date 3/5/2015

By (Signature and Title)* /s/ Cheryl L. King
                                      Cheryl L. King, Treasurer

Date 3/5/2015

* Print the name and title of each signing officer under his or her signature.